Bank Loans and Notes Payable - Hedging derivatives (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cross-currency swaps | Fixed to fixed interest rate
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	$ 15,078
Cross-currency swaps | 9.4% variable to 4.4% fixed interest rate
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate	9.40%
Interest receive rate	4.40%
Notional amount	$ 8,869
Cross-currency swaps | 6.0% variable to 5.9% fixed interest rate
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate	7.00%
Interest receive rate	4.00%
Cross-currency swaps | BRL/USD | Fixed to variable interest rate
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate	9.90%
Interest receive rate	2.10%
Notional amount	$ 5,146
Cross-currency swaps | BRL/USD | Fixed to fixed interest rate
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate	9.50%
Interest receive rate	3.90%
Notional amount	$ 9,880
Cross-currency swaps | MXN/USD
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	$ 8,869
Cross-currency swaps | MXN/USD | Fixed to variable interest rate
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate	7.00%	7.50%
Interest receive rate	4.00%	3.90%
Notional amount	$ 11,403	$ 20,979
Cross-currency swaps | MXN/USD | Fixed to fixed interest rate
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate	8.40%	8.10%
Interest receive rate	3.50%	3.30%
Notional amount	$ 24,235	$ 23,835
Cross-currency swaps | MXN/USD | 9.4% variable to 4.4% fixed interest rate
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate	9.40%	8.80%
Interest receive rate	4.40%	4.20%
Cross-currency swaps | Colombian peso | Fixed to fixed interest rate
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate		5.00%
Interest receive rate		2.40%
Notional amount		$ 404
Cross-currency swaps | EUR/USD | Fixed to fixed interest rate
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate	1.90%
Interest receive rate	3.50%
Interest rate swap
Disclosure of financial instruments by type of interest rate [line items]
Interest receive rate	7.00%
Interest rate swap | Fixed to variable interest rate
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate	0.40%
Interest receive rate	1.90%
Notional amount	$ 6,175
Interest rate swap | 7.4% variable to 7.2% fixed interest rate
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate	7.20%
Notional amount	$ 11,403
Interest rate swap | Mexican peso | Variable to fixed interest rate
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate	4.20%	5.00%
Interest receive rate	1.90%	2.90%
Notional amount	$ 3,225	$ 4,716
Interest rate swap | Mexican peso | 7.4% variable to 7.2% fixed interest rate
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate	7.20%	7.20%
Interest receive rate	7.00%	5.70%
Less than one year | Cross-currency swaps
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	$ 4,872	$ 4,575
Less than one year | Interest rate swap
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	$ 131	449
Less than one year | Interest rate swap | Mexican peso | Variable to fixed interest rate
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate	6.60%
Interest receive rate	2.40%
Notional amount	$ 131
1-2 years | Cross-currency swaps
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	$ 24,403	376
1-2 years | Cross-currency swaps | BRL/USD | Fixed to fixed interest rate
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate	9.50%
Interest receive rate	3.90%
Notional amount	$ 9,880
1-2 years | Cross-currency swaps | MXN/USD | Fixed to variable interest rate
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate	7.00%
Interest receive rate	4.00%
Notional amount	$ 11,403
1-2 years | Cross-currency swaps | MXN/USD | Fixed to fixed interest rate
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate	7.20%
Interest receive rate	3.10%
Notional amount	$ 3,120
1-2 years | Interest rate swap
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	$ 12,129	458
1-2 years | Interest rate swap | Mexican peso | Variable to fixed interest rate
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate	5.80%
Interest receive rate	1.80%
Notional amount	$ 726
1-2 years | Interest rate swap | Mexican peso | 7.4% variable to 7.2% fixed interest rate
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate	7.20%
Interest receive rate	7.00%
2-3 years | Cross-currency swaps
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	$ 1,400	24,103
2-3 years | Interest rate swap
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	$ 2,367	12,918
2-3 years | Interest rate swap | Mexican peso | Variable to fixed interest rate
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate	3.60%
Interest receive rate	1.90%
Notional amount	$ 2,367
3-4 years | Cross-currency swaps
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	$ 10,667	1,577
3-4 years | Cross-currency swaps | MXN/USD | Fixed to fixed interest rate
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate	8.20%
Interest receive rate	3.50%
Notional amount	$ 10,000
3-4 years | Interest rate swap
Disclosure of financial instruments by type of interest rate [line items]
Notional amount		2,294
4-5 years | Cross-currency swaps
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	$ 6,348	$ 10,750
4-5 years | Cross-currency swaps | BRL/USD | Fixed to variable interest rate
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate	9.90%
Interest receive rate	2.10%
Notional amount	$ 5,146
Later than 5 years | Cross-currency swaps | Fixed to fixed interest rate
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	$ 15,078
Later than 5 years | Cross-currency swaps | MXN/USD | Fixed to fixed interest rate
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate	8.90%
Interest receive rate	3.60%
Notional amount	$ 11,115
Later than 5 years | Cross-currency swaps | MXN/USD | 9.4% variable to 4.4% fixed interest rate
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate	9.40%
Interest receive rate	4.40%
Later than 5 years | Cross-currency swaps | EUR/USD | Fixed to fixed interest rate
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate	1.90%
Interest receive rate	3.50%
Later than 5 years | Interest rate swap
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	$ 6,175
Later than 5 years | Interest rate swap | Fixed to variable interest rate
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate	0.40%
Interest receive rate	1.90%
Notional amount	$ 6,175